Average Annual Total Returns - GLOBAL REAL ESTATE FUND	None 1 Year	None 5 Years	None 10 Years	FTSE EPRA/ NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE EPRA/ NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE EPRA/ NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(6.14%)	5.04%	6.09%	(8.18%)	4.72%	6.33%